One Commerce Square
                                           Philadelphia, PA 19103

Delaware Investments



November 2, 1999


Filed via EDGAR
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Funds listed on Attachment A
____________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Prospectus for the Funds listed on Appendix A that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendments of the Funds listed on Appendix A. The Post-Effective Amendments were filed electronically with the Commission on November 1, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/Michael T. Pellegrino
________________________
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel




	Attachment A


1.  Voyageur Insured Funds
(Post-Effective Amendment No. 30)
1933 Act No. 33-11235
1940 Act No. 811-4977
CIK No. 809064
Delaware Tax-Free Arizona Insured Fund
Delaware Minnesota Insured Fund

2.  Voyageur Intermediate Tax Free Funds
(Post-Effective Amendment No. 30)
1933 Act No. 2-99266
1940 Act No. 811-4364
CIK No. 773675
Delaware Tax-Free Minnesota Intermediate Fund

3.  Voyageur Investment Trust
(Post-Effective Amendment No. 19)
1933 Act No. 33-42827
1940 Act No. 811-6411
CIK No. 879342
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Kansas Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New Mexico Fund
Delaware Tax-Free Oregon Insured Fund

4.  Voyageur Mutual Funds
(Post-Effective Amendment No. 24)
1933 Act No. 33-63238
1940 Act No. 811-7742
CIK No. 906236
Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Iowa Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Wisconsin Fund
Delaware Montana Municipal Bond Fund


5.  Voyageur Mutual Funds II
(Post-Effective Amendment No. 27)
1933 Act No. 33-11495
1940 Act No. 811-4989
CIK No. 809872
Delaware Tax-Free Colorado Fund

6.  Voyageur Tax Free Funds
(Post-Effective Amendment No. 34)
1933 Act No. 2-87910
1940 Act No. 811-3910
CIK No. 733362
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free North Dakota Fund